Basic and Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic and Diluted Loss Per Share
Net loss attributable to shareholders of Evaxion Biotech A/S					$ (23,169)	$ (24,532)	$ (15,018)
Weighted-average number of ordinary shares outstanding					23,638,685	19,493,143	15,434,758
Loss per share - basic (in USD per share)	$ (0.21)	$ (0.24)	$ (0.66)	$ (0.69)	$ (0.98)	$ (1.26)	$ (0.97)
Loss per share - diluted (in USD per share)	$ (0.21)	$ (0.24)	$ (0.66)	$ (0.69)	$ (0.98)	$ (1.26)	$ (0.97)